Equity - Schedule of Issued and Outstanding Share Capital (Details)	6 Months Ended
Jun. 30, 2025 shares
Schedule of Issued and Outstanding Share Capital [Abstract]
Balance at January 1, 2025	515,640
Shares issued to consultants in respect of exercised Restricted Share Units (“RSUs”) (Note 10e)	18,929
Rounding shares	36
Balance at June 30, 2025	534,605